UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

c/o Sichenzia Ross Ference LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Address of principal executive offices)

Robert M. Birnbaum c/o Sichenzia Ross Ference LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2019

Date of reporting period:	July 31, 2019

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2019.

Tridan Corp.
Schedule of Investments Form NQ
July 31, 2019

	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (Loss)
New York Municipal Bonds

N.Y.S. Dormitory Authority Revs
Non St
5.0% due October 01, 2029	1,090,000	1,346,048	1,346,048	1,372,931	26,883
					-
Long Island N.Y. Power Autho Elec					-
5.0% due September 01, 2034	1,000,000	1,221,671	1,221,671	1,245,830	24,159
					-
N.Y.S. Dormitory Authority Revs					-
Non St Supported Debt St Johns University - Insured Series C					-
5.25% due July 1, 2021	1,000,000	1,016,257	1,016,257	1,078,770	62,513
					-
Met Transportation Authority					-
NY Revenue Transportation Climate Bond A 2 Agm Credit					-
5.0% due November 15, 2027	300,000	347,504	347,504	362,943	15,439
					-
New York New York City Transitional Future					-
Tax Secured Subordinated Series E 1					-
(Par Call February 1, 2026)					-
5.25% due February 1, 2031	1,000,000	1,168,734	1,168,734	1,206,540	37,806
					-
NY St Urban Development Corporation Revenue					-
Revenue St Personal Income Tax Series A					-
5.0% due March 15, 2031	750,000	870,143	870,143	925,155	55,012
					-
NYS Dormitory Authority Revenues					-
Non School Dists Bond Financing Program Series A					-
(Par Call October 1, 2026)					-
5.0% due October 1, 2033	1,000,000	1,130,318	1,130,318	1,208,020	77,702
					-
New York St Dormitory Authority Sales Tax					-
Revenue St Supporteducation Debt Series C					-
5.0% due March 15, 2035	1,250,000	1,447,189	1,447,189	1,543,325	96,136
					-
Triborough Bridge And Tunnel Authority N					-
General Mta Bridges And Tunnels					-
5.0% due November 15, 2035	1,015,000	1,165,226	1,165,226	1,238,290	73,064
					-
Erie County NY Fiscal					-
Stability Sales Tax And St Aid Secured Series A					-
5.0% due June 15, 2024	165,000	191,282	191,282	195,982	4,700
					-

Metropolitan Transportation Authority New York					-
Refunding Transportation Climate Bond Cerified					-
5.0% due November 15, 2027	1,250,000	1,496,961	1,496,961	1,574,063	77,102
					-
Erie County NY Fiscal					-
Stability Sales Tax And St Aid Secured Series A					-
(Par Call June 15, 2027)					-
5.0% due June 15, 2029	1,000,000	1,190,652	1,190,652	1,263,940	73,288
					-
Brookhaven New York Refunding					-
4.00% due March 15, 2023	1,000,000	1,101,790	1,101,790	1,105,860	4,070
					-
Saratoga County NY					-
Refunding Public Improvement					-
5.00% due July 15, 2023	100,000	118,229	118,229	115,720	(2,509)
					-
New York New York City Trust Cultural Museum					-
Modern Art Series 1 E					-
4.00% due February 01, 2023	400,000	438,952	438,952	442,572	3,620
					-
Brookhaven New York Refunding					-
5.00% due March 15, 2025	500,000	584,153	584,153	609,810	25,657
					-
Erie County New York Industrial Development Agency					-
School Refunding City School District Buffalo Project					-
5.00% due May 01, 2025	750,000	898,317	898,317	914,640	16,323
					-
New York New York City Trust Cultural					-
Museum Modern Art Series 1 E					-
4.00% due April 01, 2026	500,000	570,497	570,497	590,240	19,743
					-
New York St Environmental Facilities					-
Subordinated Revolving Fds Series A					-
5.00% due June 15, 2026	1,300,000	1,507,044	1,507,044	1,631,305	124,261
					-
Utility Debt Securitization Restructuring Series A					-
5.00% due December 15, 2026	500,000	564,313	564,313	598,615	34,302
					-
Bethlehem NY Central School District					-
Refunding Series A					-
4.0% due January 15, 2021	500,000	511,675	511,675	522,170	10,495
					-
Rockville Centre New York					-
Refunding Public Improvement					-
4.0% due June 15, 2022	200,000	214,152	214,152	217,872	3,720
					-

Rhinebeck NY Central School District					-
Refunding Series B					-
(Par Call June 15, 2023)					-
4.0% due June 15, 2025	535,000	560,118	560,118	583,776	23,658
-
New York New York City Transitional Prerefunded Future Tax Secs					-
(Par Call November 1, 2019 @100):					-
5.0% due November 1, 2020	130,000	131,126	131,126	131,278	152
5.0% due November 1, 2021	-	-	-	-	-
-
Greece NY Central School District					-
Refunding Series B					-
(Par Call December 15, 2022 @100)					-
5.0% due December 15, 2023	500,000	534,590	534,590	562,560	27,970
-
Nassau County New York					-
General Improvement Series C					-
(Par Call October 1, 2020 @100)					-
4.0% due October 1, 2022	550,000	553,551	553,551	567,534	13,983
-
-
N.Y.S. Dormitory Authority					-
St Personal Income Tax Revenue Refunding Education Series B					-
5.5% due March 15, 2026	200,000	233,314	233,314	252,110	18,796
-
N.Y.S. Dormitory Authority Revenues					-
St Mental Health Services Facilities A					-
(Par Call August 15, 2020 @100)					-
5.0% due August 15, 2023	420,000	420,295	420,295	436,737	16,442
-
New York New York Series E					-
5.0% due August 1, 2023	510,000	517,430	517,430	530,038	12,608
-
New York New York Series E					-
5.0% due August 1, 2026	350,000	350,063	350,063	351,102	1,039
-
Port Authority of New York and New Jersey					-
Consolidated Eighty Fifth Series					-
5.375% due March 1, 2028	150,000	152,691	152,691	180,312	27,621
-
Wantagh NY Union					-
Free School District Refunding					-
5.0% due September 1, 2021	550,000	578,062	578,062	596,382	18,320
-
Central Islip NY Union Free					-
School District Refunding					-
5.0% due July 15, 2022	750,000	812,587	812,587	832,605	20,018
-
Syosset NY Central School					-
District Refunding Series B					-
5.0% due December 15, 2022	125,000	131,839	131,839	141,705	9,866
-

Brentwood NY Union Free School					-
District Refunding					-
5.0% due January 15, 2023	430,000	451,312	451,312	489,473	38,161
-
Battery Park City Authority New York					-
Revenue Senior Series A					-
5.0% due January 15, 2029	140,000	147,632	147,632	161,916	14,284
-
Connetquot Central School District New York					-
District Refunding					-
5.0% due January 15, 2024	400,000	423,795	423,795	470,588	46,793
-
Syosset New York Central School District					-
Refunding Series B					-
5.0% due December 15, 2022	735,000	778,226	778,226	827,010	48,784
-
New York New York City Transitional Future Tax					-
Subordinated Subordinated Series C 1					-
5.0% due November 1, 2026	550,000	575,488	575,488	616,968	41,480
-
Utility Debt Securitization Restructuring Series E					-
5.0% due December 15, 2028	500,000	524,598	524,598	581,540	56,942
-
Western Nassau County New York Water Series A					-
(Par call April 01, 2025 @ 100)					-
5.0% due April 01, 2028	100,000	110,424	110,424	118,039	7,615
-
Tompkins County New York Refunding					-
Public Improvement Series B					-
(Par call December 15, 2024 @ 100)					-
5.0% due December 15, 2027	500,000	564,392	564,392	596,645	32,253
-
Gates Chili New York Central School					-
District Refunding					-
(Par call June 15, 2025 @ 100)					-
5.0% due June 15, 2027	200,000	229,145	229,145	242,864	13,719
-
Mattituck Cutchogue New York Union Refunding Series A					-
(Par call July 15, 2025 @ 100)					-
5.0% due July 15, 2027	365,000	414,827	414,827	441,829	27,002
-
Halfmoon New York Refunding Public Improvement					-
(Par call June 15, 2025 @ 100)					-
5.0% due June 15, 2027	280,000	318,013	318,013	339,833	21,820
-

Putnam County New York Refunding Public Improvement					-
(Par call January 01, 2026 @ 100)					-
5.0% due January 01, 2027	135,000	155,565	155,565	166,796	11,231
					-
Mattituck Cutchogue New York Union Refunding Series A					-
(Par call July 15, 2025 @ 100)					-
5.0% due July 15, 2026	280,000	320,059	320,059	340,595	20,536
					-
Build Nyc Resource Corporation New York					-
United Jewish Appeal Federation					-
(Par call July 01, 2024 @ 100)					-
5.0% due July 01, 2025	320,000	355,847	355,847	376,762	20,915
					-
Saratoga Springs New York Refunding					-
Public Improvement					-
(Par Call February 15, 2023 @ 100)					-
5.0% due February 15, 2025	225,000	246,550	246,550	254,828	8,278
					-
Buffalo And Fort Erie New York					-
Public Bridge Refunding					-
5.0% due January 01, 2025	410,000	451,988	451,988	486,707	34,719
					-
Bayport Blue Point New York					-
Union Free Refunding					-
5.0% due September 15, 2024	250,000	279,864	279,864	300,217	20,353
					-
Rensselaer County New York					-
Refunding Public Improvement					-
5.0% due September 01, 2024	100,000	119,410	119,410	119,900	490
					-
North Babylon NY UN Free School Dist					-
(Par call August 1, 2022 @ 100)					-
5.0% due August 01, 2023	250,000	267,367	267,367	279,508	12,141
					-
Onondaga County New York Refunding					-
5.0% due March 15, 2024	285,000	311,860	311,860	335,853	23,993
					-
Starpoint Central School District New York Refunding					-
5.0% due June 15, 2020	250,000	256,036	256,036	258,920	2,884
					-
Plainview Old Bethpage New York Refunding					-
5.0% due December 15, 2020	250,000	255,110	255,110	264,022	8,912
					-
Riverhead New York Refunding Public Improvement					-
4.0% due June 1, 2021	1,005,000	1,033,380	1,033,380	1,061,612	28,232
					-
Middle Country Central School District					-
New York Refunding					-
5.0% due August 1, 2020	150,000	155,700	155,700	156,343	643
					-
					-

Schenectady County New York Various Purpose					-
5.0% due December 15, 2022	300,000	332,277	332,277	339,879	7,602
					-
Harrison New York Refunding Public Improvement					-
5.0% due December 15, 2023	100,000	118,424	118,424	117,616	(808)
					-
St Lawrence County New York Refunding Public Improvement					-
5.0% due on May 15, 2026	105,000	118,578	118,578	125,252	6,674
					-
Laurens New York Central School District Refunding					-
5.0% due June 15, 2028	305,000	327,389	327,389	343,457	16,068
					-
					-
New York St Dormitory Authority St Personal Income					-
Tax Revenue Refunding Education Series B					-
(Par Call March 15, 2018 @100)					-
5.5% due March 15, 2025	500,000	526,136	526,136	616,148	90,012
					-
					-
	30,760,000	34,246,165	34,246,165	35,961,852	1,715,687

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	09/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	09/20/2019

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman, Treasurer and Chief Financial Officer

Date	09/20/2019